                      Metropolitan Life Insurance Company
                               One Madison Avenue
                               New York, NY 10010

                             Via Electronic Filing

                       Securities and Exchange Commission
                              450 Fifth Street, NW
                                Judiciary Plaza
                              Washington, DC 20549


Re: Metropolitan Life Separate Account E, MetLife Settlement PlusSM, A Variable Income Annuity Issued by Metropolitan Life Insurance Company, Registration Nos. 333-80547/811-4001

Gentlemen:

Pursuant to Rule 101(a)(2)(i) of Regulation S-T, conveyed via EDGAR on behalf of the Registrant for filing in accordance with Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant hereby certifies that:

1. The May 1, 2003 form of the Prospectus dated May 1, 2003 that would have been filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Registration Statement for Separate Account E ("Post-Effective Amendment No. 4");

2. the form of the Statement of Additional Information that would have been filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 4; and

3. Post-Effective Amendment No. 4 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 11, 2003.

Very truly yours,


/s/Myra L. Saul
-------------------------
Myra L. Saul
Associate General Counsel

April 30, 2003






End of Filing